STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the Prospectuses and related Statements of Additional Information describing the Company's Treasury Plus Money Market Fund, Class E shares, Money Market Fund, Class S shares, and 100% Treasury Money Market Fund, Class A and Service Class shares, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 48 to the Company's Registration Statement on Form N-1A, the text of which was filed on July 31, 1998.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 10th day of August, 1998.


Witness:                                     STAGECOACH FUNDS, INC.


By:   /s/ Ann Bonsteel                       By:  /s/ Richard H. Blank, Jr.
Name:  Ann Bonsteel                                Richard H. Blank, Jr.
Title: Assistant Secretary                         Chief Operating Officer,
                                                   Secretary and Treasurer